INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Intangible assets
Less: Accumulated amortization			¥ (28,941)		¥ (32,144)
Net book value	$ 10,603		56,105		73,620
Purchase of intangible assets	$ 3,785	¥ 26,276	6,128	¥ 6,611
Computer software
Intangible assets
Gross book value			30,553		30,521
Acquired technology
Intangible assets
Gross book value					24,272
Software and technology assets of a mobile application
Intangible assets
Purchase of intangible assets		¥ 25,000
Trade names
Intangible assets
Gross book value			35,600		35,600
Customer relationships
Intangible assets
Gross book value			12,270		12,270
Acquired training licenses
Intangible assets
Gross book value			¥ 6,623		¥ 3,101